DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Trade Receivables (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Current [Abstract]
Commons		$ 15,741,345		$ 20,256,312
Related parties		1,330,471		695,684
Allowance for doubtful accounts		(132,521)		(258,142)
Total		16,939,295		20,693,854
Non Current [Abstract]
Commons		0		0
Related parties		0		0
Allowance for doubtful accounts		0		0
Total		0		0
Allowance for doubtful accounts [Abstract]
Balance at the beginning of the period		258,142	[1]	389,643
Inflation adjustment restatement		(125,621)		(131,501)
Additions		0		0
Applications		0		0
Reversals		0		0
Balance at the end of period	[1]	132,521		258,142
UT [Member]
Current [Abstract]
Commons		9,448		205,075
Non Current [Abstract]
Commons		0		0
Natural Gas Transportation [Member]
Current [Abstract]
Commons		4,398,150		6,681,903
Related parties		131,145		158,708
Non Current [Abstract]
Commons		0		0
Related parties		0		0
Production and Commercialization of Liquids [Member]
Current [Abstract]
Commons		8,189,884		10,793,068
Related parties		281,774		210
Non Current [Abstract]
Commons		0		0
Related parties		0		0
Other Services [Member]
Current [Abstract]
Commons		3,143,863		2,576,266
Related parties		917,552		536,766
Non Current [Abstract]
Commons		0		0
Related parties		$ 0		$ 0

[1]	Said amount represents the best estimate made by tgs according to what is stated in Note 4.b).